Note 12 - Deferred Share Units (Details) - Deferred Share Units [Member] - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	CAD 30,355	CAD 31,628	CAD 29,056
Additional paid in capital	17,388	16,741	10,993
Accrued liability	CAD 7,562	CAD 7,261	CAD 8,051
Accrued liability	8,660	2,356	4,272